Stock-based Compensation Stock Option Monte Carlo Model Assumptions Level 4 (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 2.69
Current Fiscal Year End Date		--12-31	--12-31
Employee Stock Option [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		733,840	712,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 19.23	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		93,446	817,251
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 10.92	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(29,520.00)	(0.00)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ (20.33)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(42,848.00)	(104,489.00)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ (18.64)	$ (20.33)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations		0.00	0.00
Tranche A Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 9.83	$ 7.93
Option Indexed to Issuer's Equity, Strike Price		$ 10.25	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.80%	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		60.00%	47.00%
Tranche Market Threshold		$ 20.00	$ 30.50
Stock Options-Trache A		782,040	792,820
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 10.33	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		26,460	910,420
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 12.47		$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		(37,240)	(117,600)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 10.25	$ 20.33
Tranche B Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		8.93	7.62
Option Indexed to Issuer's Equity, Strike Price		$ 10.25	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.80%	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		60.00%	47.00%
Tranche Market Threshold		$ 25.00	$ 40.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 10.33	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	26,460		910,420
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 12.47		$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		(37,240)	(117,600)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 10.25	$ 20.33
Stock Options-Tranche B		782,040	792,820